INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 1,114,538			¥ 27,851,106	¥ 7,759,190	$ 2,747,973	¥ 19,130,835	¥ 23,850,775
Other current assets	1,326,821				9,237,063		9,025,514
Total current assets	6,997,293				48,713,752		58,901,463
Non-current assets	22,171,983				154,356,912		142,063,288
Financial liabilities							125,911,427
Total current liabilities	9,935,610				69,169,728		74,836,777
Non-current liabilities	9,074,647				63,175,876		58,458,355
Non-controlling interests	2,307,654				16,065,427		15,254,312
Reconciliation to the Group's interest in the joint venture:
Carrying amount of the investment	486,308			6,007,624	3,385,582		3,393,349
Revenue	27,302,445	¥ 190,074,161	¥ 180,241,414	181,022,636
Gross profit	1,742,062	12,127,885	13,211,998	14,732,367
Profit before income tax	303,628	2,113,801	2,264,514	3,049,175
Income tax (expense)/benefit	89,879	625,720	822,519	643,706
Other comprehensive income	1,559	10,850	(132,478)	(673,858)
Total comprehensive income for the year	215,308	1,498,931	1,309,517	1,731,611
Share of profits and losses for the year	38,800	270,115	(199,452)	8,151
Dividends received from investments accounted for using equity method, classified as investing activities	$ 14,044	¥ 97,775	¥ 109,914
Guangxi Huayin Aluminum Co., Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents					261,447		232,022
Other current assets					1,222,290		1,233,669
Total current assets					1,483,737		1,465,691
Non-current assets					5,249,101		5,473,480
Financial liabilities					1,106,593		840,000
Other current liabilities					960,077		961,283
Total current liabilities					2,066,670		1,801,283
Non-current liabilities					414,299		814,691
Net assets					4,251,869		4,323,197
Reconciliation to the Group's interest in the joint venture:
Proportion of ownership interest in joint venture	33.00%	33.00%	33.00%
Group's share of net assets of the joint venture					1,403,117		1,426,655
Carrying amount of the investment					¥ 1,403,117		¥ 1,426,655
Revenue		¥ 5,226,893	¥ 5,173,801	5,547,895
Gross profit		1,303,254	979,991	1,844,116
Interest income		9,781	6,365	31,754
Depreciation and amortization		525,109	509,556	524,090
Interest expenses		63,351	77,438	132,273
Profit before income tax		621,315	504,875	1,507,883
Income tax (expense)/benefit		79,300	78,827	214,264
Total comprehensive income for the year		542,015	426,048	1,293,619
Share of profits and losses for the year		178,865	140,693	426,894
Dividends received from investments accounted for using equity method, classified as investing activities		¥ 198,000	¥ 132,000	¥ 40,260